TAXES ON INCOME	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 10:-        TAXES ON INCOME

a.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Investment law"):

Various industrial projects of Jacada have been granted "Approved Enterprise" and "Privileged Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. According to the provisions of the Investment Law, the Company's income is tax-exempt for a period of two years commencing with the year it first earns taxable income, and subject to corporate taxes at the reduced rates of 10% to 25%, for an additional period of five to eight years depending upon the level of foreign ownership of the Company. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at a regular rate.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's and Privileged Enterprise income. The tax-exempt income attributable to the Approved Enterprise programs mentioned above can be distributed to shareholders without subjecting the Company to taxes only upon the complete liquidation of Jacada. Tax-exempt income generated under the Company's Privileged Enterprise program will be subject to taxes upon dividend distribution (which includes the repurchase of the Company's shares) or complete liquidation.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the Law and regulations published thereunder. Should the Company fail to meet such requirements in the future, income attributable to its Approved Enterprise and Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate and the Company could be required to refund a portion of the tax benefits already received, with respect to such programs.

As the Company currently has no taxable income, these benefits have not yet commenced for all programs since inception.

In January 2011, the Law for Economic Policy for 2011 and 2012 (Amended Legislation) was passed, and among other things, amended the Law, ("the Amendment") effective January 1, 2011. According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rates of 16%.

b.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Company believes it meets all the criteria to be classified as "industrial company", as defined by this law and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, as prescribed by regulations published under the Inflationary Adjustments Law, the right to claim public issuance expenses and amortization of intangible property rights as a deduction for tax purposes.

c.	Net operating losses carryforward:

As of December 31, 2015, the Company had an Israeli net operating loss carryforward of approximately $ 46,620 which can be carried forward and offset against taxable income with no expiration date.

As of December 31, 2015, the U.S subsidiary had used all of its U.S. net operating loss carryforwards for income tax purposes and therefore no net operating loss carryforwards are available for future use.

As of December 31, 2015, the European subsidiaries had net operating losses carryforward for income tax purposes, of approximately $ 2,195 which can be carried forward and offset against taxable income with no expiration date.

d.	Theoretical tax:

In 2015, the main reconciling items between the statutory tax rate of the Company and the effective tax rate are the losses outside of the U.S, mainly in Israel, in the amount of $1,931 for which valuation allowance was provided.

In 2014, the main reconciling items between the statutory tax rate of the Company and the effective tax rate are the losses outside of the U.S, mainly in Israel, in the amount of $2,258 for which valuation allowance was provided.

In 2013, the main reconciling item between the statutory tax rate of the Company and the effective tax rate is a decrease in the valuation allowance on certain deferred tax assets in the US, resulting in the recognition of tax benefit in the statements of operations in the amount of $ 345.

e.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2015	2014

Deferred tax assets:

Operating loss carryforward	$12,309	$12,791
Reserves and allowances	1,216	1,434

Total deferred tax asset before valuation allowance	13,525	14,225
Valuation allowance	(13,272)	(13,588)

Deferred tax assets	253	637
Deferred tax liabilities	(181)	(194)

Deferred taxes, net	$72	$442

The Company has provided a valuation allowance in respect of deferred tax assets resulting from tax loss carryforward and temporary differences.

f.	Income (loss) before taxes is comprised as follows:

	Year ended December 31,
	2015	2014	2013

Domestic (Israel)	$(1,931)	$(2,258)	$(1,307)
Foreign	774	2,557	1,043

	$(1,157)	$299	$(264)

g.	Corporate tax rates in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 25% in 2013 and 26.5% in 2014 and 2015.

On January 4, 2016, the Israeli Parliament's Plenum approved by a second and third reading the Bill for Amending the Income Tax Ordinance (No. 217) (Reduction of Corporate Tax Rate), 2015, which consists of the reduction of the corporate tax rate from 26.5% to 25%. The Company does not expect that the change in tax rates will have an impact on the Company's financial statements.

h.	Income tax expense (benefit) is comprised as follows:

	Year ended December 31,
	2015	2014	2013

Current tax expenses (benefit)	$35	$737	$(37)
Deferred tax expenses (benefit)	49	230	(345)

	$84	$967	$(382)

Domestic	$-	$-	$-
Foreign	84	967	(382)

	$84	$967	$(382)

i.	Uncertain tax positions:

The amount of unrecognized tax benefits with respect to uncertain tax positions as of December 31, 2015 and 2014 was $418 and $0, respectively. The entire balance of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate.

As of December 31, 2015 and 2014, accrued interest related to uncertain tax positions amounted to $30 and $0, respectively.

As of December 31, 2015, Jacada's 2011 tax filling has received final tax assessments.